ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 12,251	$ 10,438
Accrued expenses	7,005	7,138
Advances from customers	1,022	574
Taxes payable	3,091	2,647
Warranty provision	1,287	1,239
Derivatives	536	1,421
Phantom share based payment	100	390
Legal settlements and loss contingencies (see also note 10)	7,355	3,647
Other	418	492
Accrued expenses and other liabilities	$ 33,065	$ 27,986